Unaudited Condensed Consolidated Statements of Comprehensive Income (Loss) - USD ($)		6 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
REVENUE
Total revenue		$ 9,881,505	$ 10,556,891
COST OF REVENUE AND RELATED TAX
Cost of revenue		7,348,488	6,759,586
Business and sales related tax		130,495	60,975
Total cost of revenue and related tax		7,478,983	6,820,561
GROSS PROFIT		2,402,522	3,736,330
OPERATING EXPENSES
Selling expenses		747,258	358,768
General and administrative expenses		1,448,590	1,538,680
Research and development expenses		660,886	609,645
Total operating expenses		2,856,734	2,507,093
(LOSS) INCOME FROM OPERATIONS		(454,212)	1,229,237
OTHER INCOME
Interest income, net		301,535	681,588
Foreign exchange gain		58,857	414
Other income, net		122,384	102,164
Total other income, net		482,776	784,166
INCOME BEFORE INCOME TAX PROVISION		28,564	2,013,403
PROVISION FOR INCOME TAXES		19,566	309,013
NET INCOME		8,998	1,704,390
Less: net income (loss) attributable to non-controlling interest		98,006	(89,704)
NET (LOSS) INCOME ATTRIBUTABLE TO JIN MEDICAL INTERNATIONAL LTD.		(89,008)	1,794,094
COMPREHENSIVE INCOME (LOSS)
Net income		8,998	1,704,390
Foreign currency translation (loss) gain		(805,137)	159,423
Comprehensive (loss) income		(796,139)	1,863,813
Less: comprehensive income (loss) attributable to non-controlling interest		106,495	(89,253)
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO JIN MEDICAL INTERNATIONAL LTD.		$ (902,634)	$ 1,953,066
Earnings per common share - basic (in Dollars per share)		$ 0	$ 0.01
Earnings per common share - diluted (in Dollars per share)		$ 0	$ 0.01
Weighted average shares - basic (in Shares)	[1]	156,547,100	156,401,198
Weighted average shares - diluted (in Shares)	[1]	156,547,100	156,401,198
Third party
REVENUE
Revenue		$ 9,678,459	$ 9,380,513
Related Party
REVENUE
Revenue		$ 203,046	$ 1,176,378

[1]	Retrospectively restated for effect of a 20-for-1 forward split on February 8, 2024.